PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Depreciation expense of property and equipment	$ 1,273	$ 10,744	$ 11,784